Trade Payables (Schedule of Trade Payables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable [Line Items]
Notes	¥ 38,073	¥ 16,706
Accounts	334,196	261,549
Trade payables (Note 10)	¥ 372,269	¥ 278,255